Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Guarantee balance for project implementation fees	$ 3,800	$ 3,600	$ 4,200	$ 4,100